RISK MANAGEMENT - Liquidity Risk - Liquid assets and LRI (Details) - COP ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Banco de Bogota S.A.
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Liquid assets	$ 12,019,528	$ 13,288,366
Banco de Occidente S.A.
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Liquid assets	6,598,351	5,721,647
Banco Popular S.A.
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Liquid assets	4,752,893	4,257,296
Banco Comercial AV Villas S.A.
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Liquid assets	2,850,272	3,856,825
Corporacion Financiera Colombiana S.A.
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Liquid assets	1,498,050	1,475,013
Later than one day and not later than seven days [member] | Banco de Bogota S.A.
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Liquid assets	10,233,924	12,028,201
Later than one day and not later than seven days [member] | Banco de Occidente S.A.
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Liquid assets	5,923,470	5,059,970
Later than one day and not later than seven days [member] | Banco Popular S.A.
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Liquid assets	3,847,320	3,838,863
Later than one day and not later than seven days [member] | Banco Comercial AV Villas S.A.
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Liquid assets	2,506,591	3,490,247
Later than one day and not later than seven days [member] | Corporacion Financiera Colombiana S.A.
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Liquid assets	818,874	1,041,529
Not later than one month [member] | Banco de Bogota S.A.
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Liquid assets	2,928,010	4,061,462
Not later than one month [member] | Banco de Occidente S.A.
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Liquid assets	2,935,981	2,493,311
Not later than one month [member] | Banco Popular S.A.
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Liquid assets	1,670,839	1,771,506
Not later than one month [member] | Banco Comercial AV Villas S.A.
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Liquid assets	1,138,719	2,118,081
Not later than one month [member] | Corporacion Financiera Colombiana S.A.
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Liquid assets	612,503	846,155
Later than one month and not later than three months [member] | Banco de Bogota S.A.
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Liquid assets (liabilities)	(12,974,116)	(15,436,650)
Later than one month and not later than three months [member] | Banco de Occidente S.A.
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Liquid assets (liabilities)	(4,254,187)	(3,876,649)
Later than one month and not later than three months [member] | Banco Popular S.A.
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Liquid assets (liabilities)	(4,180,180)	(3,288,224)
Later than one month and not later than three months [member] | Banco Comercial AV Villas S.A.
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Liquid assets (liabilities)	(2,391,818)	(1,631,993)
Later than one month and not later than three months [member] | Corporacion Financiera Colombiana S.A.
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Liquid assets	$ 155,747	$ 265,176